SCHEDULE OF PREPAID EXPENSES (Details) - USD ($)	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Payables and Accruals [Abstract]
Prepayment to vendors	$ 3,652,366		$ 7,079,049		$ 5,784,530
Advances to employees	69,182	[1]	26,903	[1]	29,380	[2]
Others	706,854	[3]	583,471	[3],[4]	210,998	[4]
Prepaid expenses and other current assets	$ 4,428,402		$ 7,689,423		$ 7,307,478

[1]	The balance represented advances that the Company’s subsidiaries have advanced to non-director/officer employees. The advance is interest-free.
[2]	The balance represented advances that the Company’s subsidiaries have advanced to non-director/officer employees. The advance is interest-free.
[3]	The balance primarily represented a deductible VAT input tax of $
[4]	The balance primarily represented a development service fee of $